Investments in associates and joint ventures - Financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments in associates and joint ventures
Current assets	$ 18,954	$ 22,567
Non-current assets	80,230	76,447
Total assets	99,184	99,014
Current liabilities	13,114	11,232
Non-current liabilities	41,298	46,758
Total liabilities	54,412	57,990
Stockholders' equity	44,772	41,024	$ 35,704	$ 56,321
Net income (loss)	$ 6,334	5,203	$ (12,430)
Number of joint ventures accounted under equity method | item	5
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
Current assets	$ 1,072	903
Non-current assets	422	456
Total assets	1,494	1,359
Current liabilities	226	200
Non-current liabilities		19
Total liabilities	226	219
Stockholders' equity	1,268	1,140
Net income (loss)	79	(17)
VLI S.A.
Investments in associates and joint ventures
Current assets	738	389
Non-current assets	4,170	4,169
Total assets	4,908	4,558
Current liabilities	537	677
Non-current liabilities	1,799	1,304
Total liabilities	2,336	1,981
Stockholders' equity	2,574	2,577
Net income (loss)	77	95
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Current assets	137	115
Non-current assets	1,200	1,208
Total assets	1,337	1,323
Current liabilities	86	165
Non-current liabilities	213	100
Total liabilities	299	265
Stockholders' equity	1,038	1,058
Net income (loss)	49	84
Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Current assets	759	743
Non-current assets	3,712	3,809
Total assets	4,471	4,552
Current liabilities	1,060	664
Non-current liabilities	2,887	2,835
Total liabilities	3,947	3,499
Stockholders' equity	524	1,053
Net income (loss)	(528)	49
Pelletizing
Investments in associates and joint ventures
Current assets	760	392
Non-current assets	310	318
Total assets	1,070	710
Current liabilities	301	109
Non-current liabilities	5	3
Total liabilities	306	112
Stockholders' equity	764	598
Net income (loss)	442	152
MRS Logistica S.A.
Investments in associates and joint ventures
Current assets	309	233
Non-current assets	2,063	2,091
Total assets	2,372	2,324
Current liabilities	454	433
Non-current liabilities	844	877
Total liabilities	1,298	1,310
Stockholders' equity	1,074	1,014
Net income (loss)	$ 143	$ 118